RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS	NOTE 18. RELATED-PARTY TRANSACTIONS During 2018, there were no significant transactions with our related parties.